Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Connors Funds
Entity Central Index Key	0001884762
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000232658
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	CVRDX
Additional Information Phone Number	(833) 601-2676
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Connors Hedged Equity Fund - Institutional Class	CBOE S&P 500® BuyWrite Index	S&P 500® Index
Jan-2022	$25,000	$25,000	$25,000
May-2022	$24,000	$23,592	$22,920
May-2023	$24,577	$24,466	$23,590
May-2024	$29,795	$26,732	$30,239
May-2025	$32,202	$29,217	$34,328
May-2026	$37,720	$34,739	$44,552

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Annualized Since Inception (1/19/2022)
Connors Hedged Equity Fund - Institutional Class	17.13%	9.89%
S&P 500® Index	29.78%	14.16%
CBOE S&P 500® BuyWrite Index	18.90%	7.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information is available on the Fund's website www.connorsinvestor.com/mutual-fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,098,253
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 146,729
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,098,253 Number of Portfolio Holdings126 Advisory Fee$146,729 Portfolio turnover (six months)25% Sharpe ratio0.55 Beta0.67 Standard Deviation9.90%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.2%
Alphabet, Inc. - Class A	5.3%
Nvidia Corp.	5.0%
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.2%
Palo Alto Networks, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.5%
Williams Companies, Inc. (The)	2.4%
JPMorgan Chase & Co.	2.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.0%
Purchased Options	0.5%
Utilities	1.8%
Money Market	3.1%
Real Estate	3.5%
Energy	3.7%
Consumer Staples	4.4%
Materials	5.2%
Health Care	7.8%
Industrials	9.2%
Communications	9.3%
Consumer Discretionary	11.0%
Financials	11.2%
Technology	31.3%